Cover Page	6 Months Ended
Apr. 30, 2022
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Apr. 30, 2022
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	Q2
Entity Registrant Name	Royal Bank of Canada
Entity Central Index Key	0001000275
Current Fiscal Year End Date	--10-31